Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Assets

Depreciation of property, plant and equipment is computed using the straight-line method based on the estimated useful lives of the assets as follows:

Plant and buildings	10 to 24 years
Machinery and equipment	3 to 10 years
Motor vehicles	4 to 7 years
Office equipment and furniture	3 to 5 years
Leasehold improvements	Lesser of useful lives and term of lease

Summary of Assets and Liabilities Measured on a Recurring Basis

Assets and liabilities measured on a recurring basis or disclosed at fair value are summarized below:

	Fair value measurement or disclosure
	at Dec 31, 2023 using			at Dec 31, 2022 using
	Total	Level 1	Level 2	Total	Level 1	Level 2
Fair value measurements on a recurring basis
Short-term investments:
Held-to-maturity debt investments	$2,256,215	$—	$2,256,215	$7,034,569	$—	$7,034,569
Available-for-sale debt investments	7,696,827	534,985	7,161,842	—	—	—
Long-term investments:
Held-to-maturity debt investments	435,841	—	435,841	537,500	—	537,500
Total assets measured at fair value	10,388,883	534,985	9,853,898	7,572,069	—	7,572,069
Financial liabilities:
Bank loans	253,906	—	253,906	11,806	—	11,806
Total liabilities measured at fair value	253,906	—	253,906	11,806	—	11,806
Total recurring fair value measurements	$10,642,789	$534,985	$10,107,804	$7,583,875	$—	$7,583,875